Expenses by Nature	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Expenses by Nature
27	EXPENSES BY NATURE

For the years ended December 31, the detail of this item is as follows:

	Cost of goods and services	Administrative expenses
2016
Services provided by third-parties	1,417,412	89,328
Salaries, wages and fringe benefits	875,470	153,927
Purchase of goods	629,765	—
Impairment of accounts receivable (ii)	419,584	—
Other management charges	256,541	21,361
Depreciation	111,404	7,428
Amortization	59,682	4,890
Impairment of inventories	37,454	—
Taxes	6,982	1,369
Impairment of property, plant and equipment	6,926	—

Total report reclassified	3,821,220	278,303

2017
Services provided by third-parties	1,268,665	104,950
Salaries, wages and fringe benefits	919,409	134,695
Purchase of goods	856,745	140
Other management charges	235,102	48,057
Depreciation	103,566	5,776
Amortization	67,381	3,002
Impairment of inventories	40,592	—
Impairment of property, plant and equipment	11,928	20
Taxes	7,470	7,408
Impairment of accounts receivable (ii)	703	18,406

Total report reclassified	3,511,561	322,454

2018
Services provided by third-parties	1,064,687	98,060
Salaries, wages and fringe benefits (i)	817,392	105,505
Purchase of goods	755,209	—
Other management charges	375,308	43,533
Amortization	98,318	4,856
Depreciation	81,199	5,135
Impairment of accounts receivable (ii)	45,658	19,418
Taxes	8,727	1,926
Impairment of property, plant and equipment	5,468	—
Inventory recovery	(26,993)	—

Total report reclassified	3,224,973	278,433

(i)	For the years ended on December 31, salaries, wages and fringe benefits comprise the following:

	2,016	2,017	2,018
Salaries	773,630	747,195	629,641
Social contributions	87,460	106,797	80,697
Statutory gratification	57,974	76,330	73,297
Employee’s severance indemnities	40,411	43,399	50,852
Others	23,436	37,003	41,327
Vacations	36,642	33,603	39,221
Worker’s profit sharing (Note 26)	9,844	9,777	7,862

	1,029,397	1,054,104	922,897

(ii)	Detail of impairment of accounts receivable:

Year	Trade accounts receivables	Other accounts receivable	Work in progress, net	Accounts receivable from related parties	Total
2016	3,052	6,333	410,199	—	419,584
2017	724	—	—	18,385	19,109
2018	3,065	44,252	—	17,759	65,076

Total	6,841	50,585	410,199	36,144	503,769